INVENTORIES	12 Months Ended
Jul. 31, 2015
INVENTORIES [Text Block]

NOTE 4 – INVENTORIES

Inventories consist of the following:

	July 31,	July 31,
	2015	2014
Raw materials	$365,248	$115,839
Accessory parts	848,887	635,708
Work in process	249,721	391,179
Total	$1,463,856	$1,142,726